Aristotle Portfolio Optimization Growth Fund

Transactions with Affiliates
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of June 30, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

					Change in
	Value,			Net	Unrealized	Value,			Shares,
	Beginning		Sales	Realized	Appreciation	End	Distributions	Interest	End
	of Period	Purchases	Proceeds	Gain (Loss)	(Depreciation)	of Period	Received	Income	of Period
Aristotle Core Bond Fund - Class I	$-	$27,415,278	$(787,062)	$(5,872)	$124,820	$26,747,164	$183,982	$-	3,060,316
Aristotle Core Equity Fund - Class I	114,756,082	2,260,930	(8,219,743)	(472,734)	16,425,444	124,749,979	-	-	8,142,949
Aristotle Core Income Fund - Class I	57,489,314	4,950,722	(23,261,265)	(176,118)	295,266	39,297,919	527,856	-	4,059,702
Aristotle Floating Rate Income Fund - Class I	9,121,231	123,963	(6,133,309)	(86,806)	95,066	3,120,145	117,450	-	331,578
Aristotle Growth Equity Fund - Class I	87,604,328	86,367	(27,288,354)	3,109,353	9,842,492	73,354,186	-	-	4,542,055
Aristotle High Yield Bond Fund - Class I	24,052,865	1,368,624	(6,970,400)	(256,095)	641,293	18,836,287	345,286	-	2,023,232
Aristotle International Equity Fund - Class I	59,363,633	57,702	(21,600,025)	4,247,841	1,604,753	43,673,904	-	-	3,441,600
Aristotle Short Duration Income Fund - Class I	3,035,448	32,249,608	(1,114,013)	357	109,989	34,281,389	267,519	-	3,344,526
	$355,422,901	$68,513,194	$(95,374,171)	$6,359,926	$29,139,123	$364,060,973	$1,442,093	$-	28,945,958